Borrowings	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Borrowings
28	BORROWINGS

	December 31, 2020	December 31, 2019
	RMB	RMB
Short-term borrowings excluding current portion of long-term borrowings	42,354	90,497
Current portion of long-term borrowings	75,188	85,343

	117,542	175,840
Long-term borrowings	251,379	290,882

	368,921	466,722

Borrowings of the Group of RMB 13,726 were guaranteed by CNPC, its fellow subsidiaries and a third party at December 31, 2020 (December 31, 2019: RMB 22,313).

The Group’s borrowings include secured liabilities totaling RMB 3,486 at December 31, 2020 (December 31, 2019: RMB 1,983).

	December 31, 2020	December 31, 2019
	RMB	RMB
Total borrowings:
– interest free	110	124
– at fixed rates	192,079	250,297
– at floating rates	176,732	216,301

	368,921	466,722

Weighted average effective interest rates:
– bank loans	2.20%	3.20%
– corporate debentures	3.49%	3.52%
– medium-term notes	3.32%	3.63%
– other loans	3.47%	3.80%
The borrowings by major
currency
at December 31, 2020 and December 31, 2019 are as follows:

	December 31, 2020	December 31, 2019
	RMB	RMB
RMB	262,458	356,704
US Dollar	98,553	100,374
Other currency	7,910	9,644

	368,921	466,722

The fair values of the Group’s long-term borrowings including the current portion of long-term borrowings are RMB 323,809 at December 31, 2020 (December 31, 2019: RMB 371,807). The carrying amounts of short-term borrowings approximate their fair values.
The fair values are based on discounted cash flows using applicable discount rates based upon the prevailing market rates of interest available to the Group for financial instruments with substantially the same terms and characteristics at the dates of the consolidated statement of financial position. Such discount rates ranged from
-0.49%
to 4.65% per annum as of December 31, 2020 (December 31, 2019:
-0.27%
to 4.90% per annum) depending on the type of the borrowings.
The following table sets out the borrowings’ remaining contractual maturities at the date of the consolidated statement of financial position, which are based on contractual undiscounted cash flows including principal and interest, and the earliest contractual maturity date:

	December 31, 2020	December 31, 2019
	RMB	RMB
Within 1 year	124,777	188,771
Between 1 and 2 years	53,526	30,090
Between 2 and 5 years	188,012	253,918
After 5 years	27,894	31,576

	394,209	504,355

Reconciliation of movements of borrowings to cash flows arising from financing activities:

	2020	2019
	RMB	RMB
At beginning of the year	466,722	414,572
Changes from financing cash flows :
Increase in borrowings	989,492	836,458
Repayments of borrowings	(1,017,662)	(785,751)

Total changes from financing cash flows	(28,170)	50,707
Exchange adjustments	(6,282)	1,443
Pipeline restructuring (Note 41)	(56,849)	—
Reclassified as liabilities held for sale (Note 25)	(6,500)	—

At end of the year	368,921	466,722